Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Increase) decrease in:
Accounts and notes receivable, net	$ 162,655	$ (337,775)	$ 190,141
Contract work in progress	140,556	(72,419)	80,742
Other current assets	(138,638)	19,311	(20,861)
Other assets	(3,944)	250,332	(54,726)
Increase (decrease) in:
Trade accounts payable	(137,441)	200,480	(57,317)
Advance billings on contracts	60,808	43,985	243,996
Accrued liabilities	(65,207)	40,088	(38,529)
Other liabilities	(30,688)	(8,609)	(39,550)
Increase (decrease) in cash due to changes in operating assets and liabilities	(11,899)	135,393	303,896
Cash paid during the year for:
Interest	61,560	72,057	40,585
Income taxes (net of refunds)	$ 175,045	$ 164,836	$ 249,921